UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-06444

Legg Mason Partners Investment Trust

(Exact name of registrant as specified in charter)

One Madison Avenue, 17th Floor, New York, NY 10010

(Address of principal executive offices) (Zip code)

Marc A. De Oliveira

Franklin Templeton

100 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 877-6LM-FUND/656-3863

Date of fiscal year end: September 30

Date of reporting period: September 30, 2025

ITEM 1.	REPORT TO STOCKHOLDERS

(a) The Report to Shareholders is filed herewith

Franklin S&P 500 Index Fund
Class A [SBSPX]
Annual Shareholder Report | September 30, 2025

This annual shareholder report contains important information about Franklin S&P 500 Index Fund for the period October 1, 2024, to September 30, 2025.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at 877-6LM-FUND/656-3863.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class A	$59	0.54%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended September 30, 2025, Class A shares of Franklin S&P 500 Index Fund returned 17.00%. The Fund compares its performance to the S&P 500 Index, which returned 17.60% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	NVIDIA, a manufacturer of components used for artificial intelligence (AI), considering both its weight in the Index and the company’s performance over the period.
↑	Broadcom, as the company saw substantial growth in its AI semiconductor solutions.
↑	Microsoft was also an outperformer in the Index, with a double-digit return and a meaningful Index weight.

Top detractors from performance:
↓
UnitedHealth Group, considering both its weight in the Index and negative return, as its shares declined on increasing medical costs and the U.S. Department of Justice reportedly looking into the company’s billing practices.

↓	Eli Lilly & Company, with a return significantly lower than the Index overall and a meaningful weight. Data for its obesity treatment pill fell behind Wall Street’s expectations.
↓	Adobe, as the company issued disappointing revenue guidance.
Use of derivatives and the impact on performance:
The Fund utilized S&P 500 futures to manage cash flows which added value relative to cash for the period and contributed to performance.
Franklin S&P 500 Index Fund	PAGE 1	7614-ATSR-1125

HOW DID THE FUND PERFORM OVER THE LAST 10 YEARS?
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
VALUE OF A $10,000 INVESTMENT – Class A 9/30/2015 — 9/30/2025
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended September 30, 2025

	1 Year	5 Year	10 Year
Class A	17.00	15.88	14.69
Russell 3000 Index	17.41	15.74	14.71
S&P 500 Index	17.60	16.47	15.30
Fund performance figures may reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.
For current month-end performance, please call Franklin Templeton at 877-6LM-FUND/656-3863 or visit
https://www.franklintempleton.com/investments/options/mutual-funds.
“S&P 500®” is a trademark of Standard & Poor’s (S&P).   The Franklin S&P 500 Index Fund (the “Fund”) is not sponsored, endorsed, sold or promoted by S&P and S&P makes no representation regarding the advisability of investing in the Fund.
Important data provider notices and terms available at   www.franklintempletondatasources.com.
KEY FUND STATISTICS (as of September 30, 2025)

Total Net Assets	$726,769,050
Total Number of Portfolio Holdings (excludes derivatives, except purchased options, if any)	504
Total Management Fee Paid	$1,220,120
Portfolio Turnover Rate	1%
Franklin S&P 500 Index Fund	PAGE 2	7614-ATSR-1125

WHAT DID THE FUND INVEST IN? (as of September 30, 2025)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
HOUSEHOLDING
You will receive the Fund’s shareholder reports every six months. In addition, you will receive an annual updated summary prospectus (detail prospectus available upon request). To reduce Fund expenses, we try to identify related shareholders in a household and send only one copy of the shareholder reports and summary prospectus. This process, called “householding,” will continue indefinitely unless you instruct us otherwise. If you prefer not to have these documents householded, please call us at 877-6LM-FUND/656-3863. At any time, you may view current prospectuses/summary prospectuses and shareholder reports on our website. If you choose, you may receive these documents through electronic delivery.
Franklin S&P 500 Index Fund	PAGE 3	7614-ATSR-1125

Franklin S&P 500 Index Fund
Class D [SBSDX]
Annual Shareholder Report | September 30, 2025

This annual shareholder report contains important information about Franklin S&P 500 Index Fund for the period October 1, 2024, to September 30, 2025.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at 877-6LM-FUND/656-3863.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class D	$37	0.34%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended September 30, 2025, Class D shares of Franklin S&P 500 Index Fund returned 17.21%. The Fund compares its performance to the S&P 500 Index, which returned 17.60% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	NVIDIA, a manufacturer of components used for artificial intelligence (AI), considering both its weight in the Index and the company’s performance over the period.
↑	Broadcom, as the company saw substantial growth in its AI semiconductor solutions.
↑	Microsoft was also an outperformer in the Index, with a double-digit return and a meaningful Index weight.

Top detractors from performance:
↓
UnitedHealth Group, considering both its weight in the Index and negative return, as its shares declined on increasing medical costs and the U.S. Department of Justice reportedly looking into the company’s billing practices.

↓	Eli Lilly & Company, with a return significantly lower than the Index overall and a meaningful weight. Data for its obesity treatment pill fell behind Wall Street’s expectations.
↓	Adobe, as the company issued disappointing revenue guidance.
Use of derivatives and the impact on performance:
The Fund utilized S&P 500 futures to manage cash flows which added value relative to cash for the period and contributed to performance.
Franklin S&P 500 Index Fund	PAGE 1	7113-ATSR-1125

HOW DID THE FUND PERFORM OVER THE LAST 10 YEARS?
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
VALUE OF A $10,000 INVESTMENT – Class D 9/30/2015 — 9/30/2025
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended September 30, 2025

	1 Year	5 Year	10 Year
Class D	17.21	16.12	14.92
Russell 3000 Index	17.41	15.74	14.71
S&P 500 Index	17.60	16.47	15.30
Fund performance figures may reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.
For current month-end performance, please call Franklin Templeton at 877-6LM-FUND/656-3863 or visit
https://www.franklintempleton.com/investments/options/mutual-funds.
“S&P 500®” is a trademark of Standard & Poor’s (S&P).   The Franklin S&P 500 Index Fund (the “Fund”) is not sponsored, endorsed, sold or promoted by S&P and S&P makes no representation regarding the advisability of investing in the Fund.
Important data provider notices and terms available at   www.franklintempletondatasources.com.
KEY FUND STATISTICS (as of September 30, 2025)

Total Net Assets	$726,769,050
Total Number of Portfolio Holdings (excludes derivatives, except purchased options, if any)	504
Total Management Fee Paid	$1,220,120
Portfolio Turnover Rate	1%
Franklin S&P 500 Index Fund	PAGE 2	7113-ATSR-1125

WHAT DID THE FUND INVEST IN? (as of September 30, 2025)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
HOUSEHOLDING
You will receive the Fund’s shareholder reports every six months. In addition, you will receive an annual updated summary prospectus (detail prospectus available upon request). To reduce Fund expenses, we try to identify related shareholders in a household and send only one copy of the shareholder reports and summary prospectus. This process, called “householding,” will continue indefinitely unless you instruct us otherwise. If you prefer not to have these documents householded, please call us at 877-6LM-FUND/656-3863. At any time, you may view current prospectuses/summary prospectuses and shareholder reports on our website. If you choose, you may receive these documents through electronic delivery.
Franklin S&P 500 Index Fund	PAGE 3	7113-ATSR-1125

(b) Not applicable

ITEM 2.	CODE OF ETHICS.

(a) The Registrant has adopted a code of ethics that applies to its principal executive officers and principal financial and accounting officer.

(c) N/A

(d) N/A

(f) Pursuant to Item 19(a) (1), the Registrant is attaching as an exhibit a copy of its code of ethics that applies to its principal executive officers and principal financial and accounting officer.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

The Board of Trustees of the Registrant has determined that Stephen R. Gross, possesses the technical attributes identified in Item 3 to Form N-CSR to qualify as an “audit committee financial expert,” and has designated Stephen R. Gross as the Audit Committee’s financial expert. Stephen R. Gross is an “independent” Trustee pursuant to paragraph (a)(2) of Item 3 to Form N-CSR.

Under applicable securities laws, a person determined to be an audit committee financial expert will not be deemed an “expert” for any purpose, including without limitation for the purposes of Section 11 of the Securities Act of 1933, as a result of being designated or identified as an audit committee financial expert. The designation or identification of a person as an audit committee financial expert does not impose on such person any duties, obligations, or liabilities greater than the duties, obligations, and liabilities imposed on such person as a member of the audit committee and board of directors in the absence of such designation or identification. The designation or identification of a person as an audit committee financial expert does not affect the duties, obligations, or liability of any other member of the audit committee or board of directors.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

a) Audit Fees. The aggregate fees billed in the last two fiscal years ending September 30, 2024 and September 30, 2025 (the “Reporting Periods”) for professional services rendered by the Registrant’s principal accountant (the “Auditor”) for the audit of the Registrant’s annual financial statements, or services that are normally provided by the Auditor in connection with the statutory and regulatory filings or engagements for the Reporting Periods, were $38,230 in September 30, 2024 and $38,612 in September 30, 2025.

b) Audit-Related Fees. The aggregate fees billed in the Reporting Periods for assurance and related services by the Auditor that are reasonably related to the performance of the Registrant’s financial statements were $0 in September 30, 2024 and $0 in September 30, 2025.

(c) Tax Fees. The aggregate fees billed in the Reporting Periods for professional services rendered by the Auditor for tax compliance, tax advice and tax planning (“Tax Services”) were $10,000 in September 30, 2024 and $10,000 in September 30, 2025. These services consisted of (i) review or preparation of U.S. federal, state, local and excise tax returns; (ii) U.S. federal, state and local tax planning, advice and assistance regarding statutory, regulatory or administrative developments, and (iii) tax advice regarding tax qualification matters and/or treatment of various financial instruments held or proposed to be acquired or held.

There were no fees billed for tax services by the Auditors to the Registrant’s investment manager and any entity controlling, controlled by, or under common control with the investment manager that provides ongoing services to the Registrant (“Service Affiliates”) during the Reporting Periods that required pre-approval by the Audit Committee.

d) All Other Fees. The aggregate fees billed in the Reporting Periods for products and services provided by the Auditor to the Registrant, other than the services reported in paragraphs (a) through (c) of this item, were $0 in September 30, 2024 and $0 in September 30, 2025.

There were no other non-audit services rendered by the Auditor to the Service Affiliates requiring pre-approval by the Audit Committee in the Reporting Periods.

(e) Audit Committee’s pre–approval policies and procedures described in paragraph (c) (7) of Rule 2-01 of Regulation S-X.

(1) The Charter for the Audit Committee (the “Committee”) of the Board of each registered investment company (the “Fund”) advised by the Registrant’s investment manager or one of their affiliates (each, an “Adviser”) requires that the Committee shall approve (a) all audit and permissible non-audit services to be provided to the Fund and (b) all permissible non-audit services to be provided by the Fund’s independent auditors to the Adviser and any service providers controlling, controlled by or under common control with the Adviser that provide ongoing services to the Fund (“Covered Service Providers”) if the engagement relates directly to the operations and financial reporting of the Fund. The Committee may implement policies and procedures by which such services are approved other than by the full Committee.

The Committee shall not approve non-audit services that the Committee believes may impair the independence of the auditors. As of the date of the approval of this Audit Committee Charter, permissible non-audit services include any professional services (including tax services), that are not prohibited services as described below, provided to the Fund by the independent auditors, other than those provided to the Fund in connection with an audit or a review of the financial statements of the Fund. Permissible non-audit services may not include: (i) bookkeeping or other services related to the accounting records or financial statements of the Fund; (ii) financial information systems design and implementation; (iii) appraisal or valuation services, fairness opinions or contribution-in-kind reports; (iv) actuarial services; (v) internal audit outsourcing services; (vi) management functions or human resources; (vii) broker or dealer, investment adviser or investment banking services; (viii) legal services and expert services unrelated to the audit; and (ix) any other service the Public Company Accounting Oversight Board determines, by regulation, is impermissible.

Pre-approval by the Committee of any permissible non-audit services is not required so long as: (i) the aggregate amount of all such permissible non-audit services provided to the Fund, the Adviser and the Covered Service Providers constitutes not more than 5% of the total amount of revenues paid to the independent auditors during the fiscal year in which the permissible non-audit services are provided to (a) the Fund, (b) the Adviser and (c) any entity controlling, controlled by or under common control with the Adviser that provides ongoing services to the Fund during the fiscal year in which the services are provided that would have to be approved by the Committee; (ii) the permissible non-audit services were not recognized by the Fund at the time of the engagement to be non-audit services; and (iii) such services are promptly brought to the attention of the Committee and approved by the Committee (or its delegate(s)) prior to the completion of the audit.

(2) None of the services described in paragraphs (b) through (d) of this Item were performed in reliance on paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f) Not applicable.

(g) Non-audit fees billed by the Auditor for services rendered to the Registrant and the Service Affiliates during the reporting period were $533,584 in September 30, 2024 and $553,995 in September 30, 2025.

(h) Yes. The Registrant’s Audit Committee has considered whether the provision of non-audit services that were rendered to Service Affiliates, which were not pre-approved (not requiring pre-approval), is compatible with maintaining the Auditor’s independence. All services provided by the Auditor to the Registrant or to the Service Affiliates, which were required to be pre-approved, were pre-approved as required.

(i) Not applicable.

(j) Not applicable.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.	SCHEDULE OF INVESTMENTS.

(a)	Please see schedule of investments contained in the Financial Statements and Financial Highlights included under Item 7 of this Form N-CSR.

(b)	Not applicable.

ITEM 7.	FINANCIAL STATEMENTS AND FINANCIAL HIGHLIGHTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

Franklin
S&P 500 Index Fund
Financial Statements and Other Important Information
Annual  | September 30, 2025

franklintempleton.com
Financial Statements and Other Important Information — Annual

Schedule of Investments
September 30, 2025
 Franklin S&P 500 Index Fund
(Percentages shown based on Fund net assets)
Security	Shares	Value
Common Stocks — 98.8%
Communication Services — 10.0%
Diversified Telecommunication Services — 0.7%
AT&T Inc.	89,963	$2,540,555
Verizon Communications Inc.	52,938	2,326,625
Total Diversified Telecommunication Services		4,867,180
Entertainment — 1.5%
Electronic Arts Inc.	2,790	562,743
Live Nation Entertainment Inc.	1,965	321,081 *
Netflix Inc.	5,354	6,419,018 *
Take-Two Interactive Software Inc.	2,163	558,833 *
TKO Group Holdings Inc.	822	166,011
Walt Disney Co.	22,634	2,591,593
Warner Bros. Discovery Inc.	31,213	609,590 *
Total Entertainment		11,228,869
Interactive Media & Services — 7.2%
Alphabet Inc., Class A Shares	73,216	17,798,810
Alphabet Inc., Class C Shares	58,777	14,315,138
Match Group Inc.	3,053	107,832
Meta Platforms Inc., Class A Shares	27,299	20,047,840
Total Interactive Media & Services		52,269,620
Media — 0.4%
Charter Communications Inc., Class A Shares	1,193	328,200 *
Comcast Corp., Class A Shares	46,652	1,465,806
Fox Corp., Class A Shares	2,661	167,802
Fox Corp., Class B Shares	1,520	87,081
Interpublic Group of Cos. Inc.	4,202	117,278
News Corp., Class A Shares	5,001	153,581
News Corp., Class B Shares	1,291	44,604
Omnicom Group Inc.	2,572	209,695
Paramount Skydance Corp., Class B Shares	3,959	74,904
Trade Desk Inc., Class A Shares	5,773	282,935 *
Total Media		2,931,886
Wireless Telecommunication Services — 0.2%
T-Mobile US Inc.	6,048	1,447,770

Total Communication Services		72,745,325
Consumer Discretionary — 10.4%
Automobile Components — 0.0%††
Aptiv PLC	2,654	228,828 *
Automobiles — 2.3%
Ford Motor Co.	48,721	582,703
See Notes to Financial Statements.
Franklin S&P 500 Index Fund 2025 Annual Report

Schedule of Investments (cont’d)
September 30, 2025
 Franklin S&P 500 Index Fund
(Percentages shown based on Fund net assets)
Security	Shares	Value

Automobiles — continued
General Motors Co.	11,896	$725,299
Tesla Inc.	35,323	15,708,845 *
Total Automobiles		17,016,847
Broadline Retail — 3.8%
Amazon.com Inc.	122,158	26,822,232 *
eBay Inc.	5,730	521,144
Total Broadline Retail		27,343,376
Distributors — 0.1%
Genuine Parts Co.	1,804	250,034
LKQ Corp.	3,363	102,706
Pool Corp.	441	136,741
Total Distributors		489,481
Hotels, Restaurants & Leisure — 1.9%
Airbnb Inc., Class A Shares	5,476	664,896 *
Booking Holdings Inc.	408	2,202,902
Carnival Corp.	13,758	397,744 *
Chipotle Mexican Grill Inc.	16,749	656,393 *
Darden Restaurants Inc.	1,467	279,258
Domino’s Pizza Inc.	416	179,591
DoorDash Inc., Class A Shares	4,662	1,268,017 *
Expedia Group Inc.	1,498	320,198
Hilton Worldwide Holdings Inc.	2,991	775,985
Las Vegas Sands Corp.	3,869	208,114
Marriott International Inc., Class A Shares	2,807	731,055
McDonald’s Corp.	8,982	2,729,540
MGM Resorts International	2,361	81,832 *
Norwegian Cruise Line Holdings Ltd.	5,623	138,494 *
Royal Caribbean Cruises Ltd.	3,184	1,030,279
Starbucks Corp.	14,404	1,218,578
Wynn Resorts Ltd.	1,087	139,430
Yum! Brands Inc.	3,560	541,120
Total Hotels, Restaurants & Leisure		13,563,426
Household Durables — 0.3%
DR Horton Inc.	3,433	581,790
Garmin Ltd.	2,073	510,414
Lennar Corp., Class A Shares	2,865	361,105
Mohawk Industries Inc.	733	94,498 *
NVR Inc.	36	289,248 *
PulteGroup Inc.	2,460	325,040
Total Household Durables		2,162,095
See Notes to Financial Statements.

Franklin S&P 500 Index Fund 2025 Annual Report

 Franklin S&P 500 Index Fund
(Percentages shown based on Fund net assets)
Security	Shares	Value

Leisure Products — 0.0%††
Hasbro Inc.	1,792	$135,923
Specialty Retail — 1.7%
AutoZone Inc.	211	905,241 *
Best Buy Co. Inc.	2,401	181,564
CarMax Inc.	1,841	82,606 *
Home Depot Inc.	12,533	5,078,246
Lowe’s Cos. Inc.	7,082	1,779,777
O’Reilly Automotive Inc.	10,650	1,148,176 *
Ross Stores Inc.	4,049	617,027
TJX Cos. Inc.	13,976	2,020,091
Tractor Supply Co.	6,565	373,352
Ulta Beauty Inc.	561	306,727 *
Williams-Sonoma Inc.	1,518	296,693
Total Specialty Retail		12,789,500
Textiles, Apparel & Luxury Goods — 0.3%
Deckers Outdoor Corp.	1,914	194,022 *
Lululemon Athletica Inc.	1,394	248,034 *
NIKE Inc., Class B Shares	14,806	1,032,422
Ralph Lauren Corp.	517	162,111
Tapestry Inc.	2,625	297,203
Total Textiles, Apparel & Luxury Goods		1,933,792

Total Consumer Discretionary		75,663,268
Consumer Staples — 4.8%
Beverages — 1.0%
Brown-Forman Corp., Class B Shares	2,049	55,487
Coca-Cola Co.	48,901	3,243,114
Constellation Brands Inc., Class A Shares	1,731	233,114
Keurig Dr Pepper Inc.	16,874	430,456
Molson Coors Beverage Co., Class B Shares	2,093	94,708
Monster Beverage Corp.	9,026	607,540 *
PepsiCo Inc.	17,282	2,427,084
Total Beverages		7,091,503
Consumer Staples Distribution & Retail — 1.8%
Costco Wholesale Corp.	5,585	5,169,644
Dollar General Corp.	2,785	287,830
Dollar Tree Inc.	2,424	228,753 *
Kroger Co.	7,586	511,372
Sysco Corp.	6,071	499,886
Target Corp.	5,703	511,559
See Notes to Financial Statements.
Franklin S&P 500 Index Fund 2025 Annual Report

Schedule of Investments (cont’d)
September 30, 2025
 Franklin S&P 500 Index Fund
(Percentages shown based on Fund net assets)
Security	Shares	Value

Consumer Staples Distribution & Retail — continued
Walmart Inc.	55,266	$5,695,714
Total Consumer Staples Distribution & Retail		12,904,758
Food Products — 0.5%
Archer-Daniels-Midland Co.	6,135	366,505
Bunge Global SA	1,883	152,994
Campbell’s Co.	2,717	85,803
Conagra Brands Inc.	6,035	110,501
General Mills Inc.	6,540	329,747
Hershey Co.	1,810	338,560
Hormel Foods Corp.	3,342	82,681
JM Smucker Co.	1,375	149,325
Kellanova	3,298	270,502
Kraft Heinz Co.	10,631	276,831
Lamb Weston Holdings Inc.	1,662	96,529
McCormick & Co. Inc., Non Voting Shares	3,325	222,476
Mondelez International Inc., Class A Shares	16,158	1,009,390
Tyson Foods Inc., Class A Shares	3,623	196,729
Total Food Products		3,688,573
Household Products — 0.8%
Church & Dwight Co. Inc.	2,997	262,627
Clorox Co.	1,485	183,101
Colgate-Palmolive Co.	10,110	808,193
Kimberly-Clark Corp.	4,101	509,918
Procter & Gamble Co.	29,451	4,525,146
Total Household Products		6,288,985
Personal Care Products — 0.1%
Estee Lauder Cos. Inc., Class A Shares	2,947	259,690
Kenvue Inc.	23,736	385,235
Total Personal Care Products		644,925
Tobacco — 0.6%
Altria Group Inc.	21,263	1,404,633
Philip Morris International Inc.	19,609	3,180,580
Total Tobacco		4,585,213

Total Consumer Staples		35,203,957
Energy — 2.8%
Energy Equipment & Services — 0.2%
Baker Hughes Co.	12,210	594,871
Halliburton Co.	10,415	256,209
Schlumberger NV	18,936	650,831
Total Energy Equipment & Services		1,501,911
See Notes to Financial Statements.

Franklin S&P 500 Index Fund 2025 Annual Report

 Franklin S&P 500 Index Fund
(Percentages shown based on Fund net assets)
Security	Shares	Value

Oil, Gas & Consumable Fuels — 2.6%
APA Corp.	4,492	$109,066
Chevron Corp.	24,196	3,757,397
ConocoPhillips	15,656	1,480,901
Coterra Energy Inc.	9,936	234,986
Devon Energy Corp.	7,890	276,623
Diamondback Energy Inc.	2,447	350,166
EOG Resources Inc.	6,895	773,067
EQT Corp.	7,868	428,255
Expand Energy Corp.	3,010	319,782
Exxon Mobil Corp.	53,615	6,045,091
Kinder Morgan Inc.	24,695	699,115
Marathon Petroleum Corp.	3,803	732,990
Occidental Petroleum Corp.	9,042	427,235
ONEOK Inc.	7,993	583,249
Phillips 66	5,078	690,710
Targa Resources Corp.	2,703	452,861
Texas Pacific Land Corp.	232	216,604
Valero Energy Corp.	3,948	672,187
Williams Cos. Inc.	15,433	977,681
Total Oil, Gas & Consumable Fuels		19,227,966

Total Energy		20,729,877
Financials — 13.4%
Banks — 3.5%
Bank of America Corp.	85,790	4,425,906
Citigroup Inc.	23,238	2,358,657
Citizens Financial Group Inc.	5,574	296,314
Fifth Third Bancorp	8,462	376,982
Huntington Bancshares Inc.	18,535	320,099
JPMorgan Chase & Co.	34,609	10,916,717
KeyCorp	11,720	219,047
M&T Bank Corp.	1,946	384,569
PNC Financial Services Group Inc.	4,997	1,004,047
Regions Financial Corp.	11,284	297,559
Truist Financial Corp.	16,168	739,201
US Bancorp	19,474	941,178
Wells Fargo & Co.	40,324	3,379,958
Total Banks		25,660,234
Capital Markets — 3.5%
Ameriprise Financial Inc.	1,187	583,114
Bank of New York Mellon Corp.	8,874	966,911
See Notes to Financial Statements.
Franklin S&P 500 Index Fund 2025 Annual Report

Schedule of Investments (cont’d)
September 30, 2025
 Franklin S&P 500 Index Fund
(Percentages shown based on Fund net assets)
Security	Shares	Value

Capital Markets — continued
Blackrock Inc.	1,811	$2,111,391
Blackstone Inc.	9,284	1,586,171
Cboe Global Markets Inc.	1,295	317,599
Charles Schwab Corp.	21,446	2,047,450
CME Group Inc.	4,553	1,230,175
Coinbase Global Inc., Class A Shares	2,850	961,846 *
FactSet Research Systems Inc.	480	137,515
Franklin Resources Inc.	3,685	85,234 (a)
Goldman Sachs Group Inc.	3,809	3,033,297
Interactive Brokers Group Inc., Class A Shares	5,516	379,556
Intercontinental Exchange Inc.	7,258	1,222,828
Invesco Ltd.	6,121	140,416
KKR & Co. Inc.	8,606	1,118,350
Moody’s Corp.	1,959	933,424
Morgan Stanley	15,269	2,427,160
MSCI Inc.	987	560,034
Nasdaq Inc.	5,710	505,050
Northern Trust Corp.	2,459	330,981
Raymond James Financial Inc.	2,184	376,958
Robinhood Markets Inc., Class A Shares	9,746	1,395,432 *
S&P Global Inc.	3,912	1,904,010
State Street Corp.	3,524	408,819
T. Rowe Price Group Inc.	2,837	291,190
Total Capital Markets		25,054,911
Consumer Finance — 0.6%
American Express Co.	6,842	2,272,639
Capital One Financial Corp.	8,004	1,701,490
Synchrony Financial	4,696	333,651
Total Consumer Finance		4,307,780
Financial Services — 4.0%
Apollo Global Management Inc.	5,776	769,768
Berkshire Hathaway Inc., Class B Shares	23,081	11,603,742 *
Block Inc.	6,911	499,458 *
Corpay Inc.	872	251,188 *
Fidelity National Information Services Inc.	6,506	429,006
Fiserv Inc.	6,864	884,975 *
Global Payments Inc.	3,096	257,216
Jack Henry & Associates Inc.	930	138,505
Mastercard Inc., Class A Shares	10,392	5,911,073
PayPal Holdings Inc.	11,924	799,623 *
See Notes to Financial Statements.

Franklin S&P 500 Index Fund 2025 Annual Report

 Franklin S&P 500 Index Fund
(Percentages shown based on Fund net assets)
Security	Shares	Value

Financial Services — continued
Visa Inc., Class A Shares	21,376	$7,297,339
Total Financial Services		28,841,893
Insurance — 1.8%
Aflac Inc.	6,049	675,673
Allstate Corp.	3,362	721,653
American International Group Inc.	7,044	553,236
Aon PLC, Class A Shares	2,734	974,890
Arch Capital Group Ltd.	4,696	426,068
Arthur J Gallagher & Co.	3,239	1,003,248
Assurant Inc.	639	138,407
Brown & Brown Inc.	3,701	347,117
Chubb Ltd.	4,645	1,311,051
Cincinnati Financial Corp.	1,957	309,402
Erie Indemnity Co., Class A Shares	301	95,766
Everest Group Ltd.	508	177,917
Globe Life Inc.	971	138,824
Hartford Insurance Group Inc.	3,507	467,799
Loews Corp.	2,124	213,228
Marsh & McLennan Cos. Inc.	6,241	1,257,749
MetLife Inc.	7,057	581,285
Principal Financial Group Inc.	2,522	209,099
Progressive Corp.	7,349	1,814,836
Prudential Financial Inc.	4,332	449,402
Travelers Cos. Inc.	2,816	786,283
Willis Towers Watson PLC	1,245	430,085
WR Berkley Corp.	3,903	299,048
Total Insurance		13,382,066

Total Financials		97,246,884
Health Care — 8.8%
Biotechnology — 1.6%
AbbVie Inc.	22,264	5,155,007
Amgen Inc.	6,766	1,909,365
Biogen Inc.	1,844	258,308 *
Gilead Sciences Inc.	15,653	1,737,483
Incyte Corp.	1,942	164,701 *
Moderna Inc.	4,040	104,353 *
Regeneron Pharmaceuticals Inc.	1,268	712,958
Vertex Pharmaceuticals Inc.	3,234	1,266,564 *
Total Biotechnology		11,308,739
See Notes to Financial Statements.
Franklin S&P 500 Index Fund 2025 Annual Report

Schedule of Investments (cont’d)
September 30, 2025
 Franklin S&P 500 Index Fund
(Percentages shown based on Fund net assets)
Security	Shares	Value

Health Care Equipment & Supplies — 2.0%
Abbott Laboratories	21,968	$2,942,394
Align Technology Inc.	864	108,190 *
Baxter International Inc.	6,454	146,958
Becton Dickinson & Co.	3,640	681,299
Boston Scientific Corp.	18,551	1,811,134 *
Cooper Cos. Inc.	2,533	173,662 *
Dexcom Inc.	4,846	326,087 *
Edwards Lifesciences Corp.	7,497	583,042 *
GE HealthCare Technologies Inc.	5,831	437,908
Hologic Inc.	2,712	183,033 *
IDEXX Laboratories Inc.	1,015	648,473 *
Insulet Corp.	871	268,904 *
Intuitive Surgical Inc.	4,510	2,017,007 *
Medtronic PLC	16,079	1,531,364
ResMed Inc.	1,867	511,054
Solventum Corp.	1,781	130,013 *
STERIS PLC	1,229	304,104
Stryker Corp.	4,346	1,606,586
Zimmer Biomet Holdings Inc.	2,407	237,089
Total Health Care Equipment & Supplies		14,648,301
Health Care Providers & Services — 1.7%
Cardinal Health Inc.	2,966	465,543
Cencora Inc.	2,422	756,948
Centene Corp.	6,007	214,330 *
Cigna Group	3,371	971,691
CVS Health Corp.	16,041	1,209,331
DaVita Inc.	417	55,407 *
Elevance Health Inc.	2,837	916,691
HCA Healthcare Inc.	2,052	874,562
Henry Schein Inc.	1,440	95,573 *
Humana Inc.	1,537	399,881
Labcorp Holdings Inc.	1,069	306,867
McKesson Corp.	1,549	1,196,665
Molina Healthcare Inc.	685	131,082 *
Quest Diagnostics Inc.	1,418	270,242
UnitedHealth Group Inc.	11,418	3,942,635
Universal Health Services Inc., Class B Shares	686	140,246
Total Health Care Providers & Services		11,947,694
Life Sciences Tools & Services — 0.8%
Agilent Technologies Inc.	3,537	453,974
See Notes to Financial Statements.

Franklin S&P 500 Index Fund 2025 Annual Report

 Franklin S&P 500 Index Fund
(Percentages shown based on Fund net assets)
Security	Shares	Value

Life Sciences Tools & Services — continued
Bio-Techne Corp.	2,062	$114,709
Charles River Laboratories International Inc.	593	92,781 *
Danaher Corp.	8,070	1,599,958
IQVIA Holdings Inc.	2,168	411,790 *
Mettler-Toledo International Inc.	263	322,861 *
Revvity Inc.	1,493	130,862
Thermo Fisher Scientific Inc.	4,767	2,312,090
Waters Corp.	724	217,062 *
West Pharmaceutical Services Inc.	939	246,328
Total Life Sciences Tools & Services		5,902,415
Pharmaceuticals — 2.7%
Bristol-Myers Squibb Co.	25,744	1,161,054
Eli Lilly & Co.	10,008	7,636,104
Johnson & Johnson	30,324	5,622,676
Merck & Co. Inc.	31,392	2,634,731
Pfizer Inc.	71,167	1,813,335
Viatris Inc.	13,705	135,680
Zoetis Inc.	5,538	810,320
Total Pharmaceuticals		19,813,900

Total Health Care		63,621,049
Industrials — 8.2%
Aerospace & Defense — 2.2%
Axon Enterprise Inc.	990	710,464 *
Boeing Co.	9,482	2,046,500 *
General Dynamics Corp.	3,146	1,072,786
General Electric Co.	13,372	4,022,565
Howmet Aerospace Inc.	5,121	1,004,894
Huntington Ingalls Industries Inc.	502	144,531
L3Harris Technologies Inc.	2,367	722,905
Lockheed Martin Corp.	2,591	1,293,453
Northrop Grumman Corp.	1,686	1,027,313
RTX Corp.	16,791	2,809,638
Textron Inc.	2,140	180,809
TransDigm Group Inc.	711	937,112
Total Aerospace & Defense		15,972,970
Air Freight & Logistics — 0.2%
CH Robinson Worldwide Inc.	1,524	201,778
Expeditors International of Washington Inc.	1,740	213,306
FedEx Corp.	2,703	637,394
See Notes to Financial Statements.
Franklin S&P 500 Index Fund 2025 Annual Report

Schedule of Investments (cont’d)
September 30, 2025
 Franklin S&P 500 Index Fund
(Percentages shown based on Fund net assets)
Security	Shares	Value

Air Freight & Logistics — continued
United Parcel Service Inc., Class B Shares	9,179	$766,722
Total Air Freight & Logistics		1,819,200
Building Products — 0.5%
Allegion PLC	1,072	190,119
AO Smith Corp.	1,334	97,929
Builders FirstSource Inc.	1,428	173,145 *
Carrier Global Corp.	10,080	601,776
Johnson Controls International PLC	8,187	900,161
Lennox International Inc.	390	206,450
Masco Corp.	2,576	181,325
Trane Technologies PLC	2,783	1,174,315
Total Building Products		3,525,220
Commercial Services & Supplies — 0.5%
Cintas Corp.	4,356	894,113
Copart Inc.	11,363	510,994 *
Republic Services Inc.	2,594	595,271
Rollins Inc.	3,561	209,173
Veralto Corp.	3,055	325,693
Waste Management Inc.	4,626	1,021,560
Total Commercial Services & Supplies		3,556,804
Construction & Engineering — 0.2%
EMCOR Group Inc.	566	367,639
Quanta Services Inc.	1,885	781,182
Total Construction & Engineering		1,148,821
Electrical Equipment — 0.9%
AMETEK Inc.	2,929	550,652
Eaton Corp. PLC	4,894	1,831,580
Emerson Electric Co.	7,053	925,213
GE Vernova Inc.	3,438	2,114,026
Generac Holdings Inc.	698	116,845 *
Hubbell Inc.	688	296,053
Rockwell Automation Inc.	1,417	495,284
Total Electrical Equipment		6,329,653
Ground Transportation — 0.9%
CSX Corp.	23,459	833,029
J.B. Hunt Transport Services Inc.	953	127,864
Norfolk Southern Corp.	2,816	845,955
Old Dominion Freight Line Inc.	2,298	323,512
Uber Technologies Inc.	26,244	2,571,125 *
See Notes to Financial Statements.

Franklin S&P 500 Index Fund 2025 Annual Report

 Franklin S&P 500 Index Fund
(Percentages shown based on Fund net assets)
Security	Shares	Value

Ground Transportation — continued
Union Pacific Corp.	7,467	$1,764,975
Total Ground Transportation		6,466,460
Industrial Conglomerates — 0.4%
3M Co.	6,640	1,030,395
Honeywell International Inc.	8,038	1,691,999
Total Industrial Conglomerates		2,722,394
Machinery — 1.5%
Caterpillar Inc.	5,918	2,823,774
Cummins Inc.	1,729	730,278
Deere & Co.	3,188	1,457,745
Dover Corp.	1,705	284,445
Fortive Corp.	4,084	200,075
IDEX Corp.	1,017	165,527
Illinois Tool Works Inc.	3,348	873,025
Ingersoll Rand Inc.	4,580	378,400
Nordson Corp.	674	152,964
Otis Worldwide Corp.	4,861	444,441
PACCAR Inc.	6,544	643,406
Parker-Hannifin Corp.	1,608	1,219,105
Pentair PLC	2,017	223,403
Snap-on Inc.	685	237,373
Stanley Black & Decker Inc.	2,069	153,789
Westinghouse Air Brake Technologies Corp.	2,184	437,826
Xylem Inc.	3,114	459,315
Total Machinery		10,884,891
Passenger Airlines — 0.1%
Delta Air Lines Inc.	8,026	455,475
Southwest Airlines Co.	6,734	214,882
United Airlines Holdings Inc.	3,977	383,781 *
Total Passenger Airlines		1,054,138
Professional Services — 0.5%
Automatic Data Processing Inc.	5,070	1,488,045
Broadridge Financial Solutions Inc.	1,458	347,252
Dayforce Inc.	1,908	131,442 *
Equifax Inc.	1,534	393,517
Jacobs Solutions Inc.	1,464	219,395
Leidos Holdings Inc.	1,581	298,746
Paychex Inc.	4,132	523,772
Paycom Software Inc.	590	122,803
See Notes to Financial Statements.
Franklin S&P 500 Index Fund 2025 Annual Report

Schedule of Investments (cont’d)
September 30, 2025
 Franklin S&P 500 Index Fund
(Percentages shown based on Fund net assets)
Security	Shares	Value

Professional Services — continued
Verisk Analytics Inc.	1,724	$433,603
Total Professional Services		3,958,575
Trading Companies & Distributors — 0.3%
Fastenal Co.	14,276	700,095
United Rentals Inc.	805	768,501
W.W. Grainger Inc.	554	527,940
Total Trading Companies & Distributors		1,996,536

Total Industrials		59,435,662
Information Technology — 34.4%
Communications Equipment — 0.9%
Arista Networks Inc.	12,966	1,889,276 *
Cisco Systems Inc.	49,950	3,417,579
F5 Inc.	749	242,069 *
Motorola Solutions Inc.	2,085	953,450
Total Communications Equipment		6,502,374
Electronic Equipment, Instruments & Components — 0.7%
Amphenol Corp., Class A Shares	15,320	1,895,850
CDW Corp.	1,684	268,228
Corning Inc.	9,750	799,792
Jabil Inc.	1,393	302,518
Keysight Technologies Inc.	2,123	371,355 *
TE Connectivity PLC	3,745	822,140
Teledyne Technologies Inc.	606	355,140 *
Trimble Inc.	2,949	240,786 *
Zebra Technologies Corp., Class A Shares	655	194,640 *
Total Electronic Equipment, Instruments & Components		5,250,449
IT Services — 0.9%
Accenture PLC, Class A Shares	7,866	1,939,755
Akamai Technologies Inc.	1,782	135,004 *
Cognizant Technology Solutions Corp., Class A Shares	6,025	404,097
EPAM Systems Inc.	678	102,236 *
Gartner Inc.	930	244,469 *
GoDaddy Inc., Class A Shares	1,716	234,800 *
International Business Machines Corp.	11,731	3,310,019
VeriSign Inc.	1,073	299,979
Total IT Services		6,670,359
Semiconductors & Semiconductor Equipment — 13.6%
Advanced Micro Devices Inc.	20,378	3,296,957 *
Analog Devices Inc.	6,268	1,540,047
Applied Materials Inc.	10,124	2,072,788
See Notes to Financial Statements.

Franklin S&P 500 Index Fund 2025 Annual Report

 Franklin S&P 500 Index Fund
(Percentages shown based on Fund net assets)
Security	Shares	Value

Semiconductors & Semiconductor Equipment — continued
Broadcom Inc.	59,204	$19,531,992
First Solar Inc.	1,328	292,864 *
Intel Corp.	55,041	1,846,625
KLA Corp.	1,664	1,794,790
Lam Research Corp.	15,853	2,122,717
Microchip Technology Inc.	6,640	426,421
Micron Technology Inc.	14,037	2,348,671
Monolithic Power Systems Inc.	611	562,511
NVIDIA Corp.	307,109	57,300,397
NXP Semiconductors NV	3,132	713,250
ON Semiconductor Corp.	5,174	255,130 *
QUALCOMM Inc.	13,606	2,263,494
Skyworks Solutions Inc.	1,868	143,799
Teradyne Inc.	2,023	278,446
Texas Instruments Inc.	11,420	2,098,196
Total Semiconductors & Semiconductor Equipment		98,889,095
Software — 11.3%
Adobe Inc.	5,368	1,893,562 *
AppLovin Corp., Class A Shares	3,408	2,448,784 *
Autodesk Inc.	2,663	845,955 *
Cadence Design Systems Inc.	3,414	1,199,202 *
CrowdStrike Holdings Inc., Class A Shares	3,120	1,529,986 *
Datadog Inc., Class A Shares	4,091	582,558 *
Fair Isaac Corp.	302	451,952 *
Fortinet Inc.	8,227	691,726 *
Gen Digital Inc.	7,179	203,812
Intuit Inc.	3,503	2,392,234
Microsoft Corp.	93,554	48,456,294
Oracle Corp.	20,864	5,867,791
Palantir Technologies Inc., Class A Shares	28,627	5,222,137 *
Palo Alto Networks Inc.	8,427	1,715,906 *
PTC Inc.	1,535	311,636 *
Roper Technologies Inc.	1,372	684,203
Salesforce Inc.	12,048	2,855,376
ServiceNow Inc.	2,621	2,412,054 *
Synopsys Inc.	2,322	1,145,651 *
Tyler Technologies Inc.	557	291,400 *
Workday Inc., Class A Shares	2,689	647,323 *
Total Software		81,849,542
See Notes to Financial Statements.
Franklin S&P 500 Index Fund 2025 Annual Report

Schedule of Investments (cont’d)
September 30, 2025
 Franklin S&P 500 Index Fund
(Percentages shown based on Fund net assets)
Security	Shares	Value

Technology Hardware, Storage & Peripherals — 7.0%
Apple Inc.	186,779	$47,559,537
Dell Technologies Inc., Class C Shares	3,879	549,926
Hewlett Packard Enterprise Co.	16,575	407,082
HP Inc.	12,054	328,231
NetApp Inc.	2,584	306,101
Seagate Technology Holdings PLC	2,639	622,962
Super Micro Computer Inc.	6,312	302,597 *
Western Digital Corp.	4,322	518,899
Total Technology Hardware, Storage & Peripherals		50,595,335

Total Information Technology		249,757,154
Materials — 1.8%
Chemicals — 1.1%
Air Products & Chemicals Inc.	2,834	772,889
Albemarle Corp.	1,392	112,863
CF Industries Holdings Inc.	2,146	192,496
Corteva Inc.	8,419	569,377
Dow Inc.	8,609	197,404
DuPont de Nemours Inc.	5,378	418,946
Eastman Chemical Co.	1,335	84,172
Ecolab Inc.	3,221	882,103
International Flavors & Fragrances Inc.	3,116	191,759
Linde PLC	5,920	2,812,000
LyondellBasell Industries NV, Class A Shares	3,230	158,399
Mosaic Co.	4,295	148,951
PPG Industries Inc.	2,808	295,149
Sherwin-Williams Co.	2,901	1,004,500
Total Chemicals		7,841,008
Construction Materials — 0.1%
Martin Marietta Materials Inc.	764	481,534
Vulcan Materials Co.	1,688	519,262
Total Construction Materials		1,000,796
Containers & Packaging — 0.2%
Amcor PLC	29,439	240,811
Avery Dennison Corp.	942	152,764
Ball Corp.	3,630	183,025
International Paper Co.	6,841	317,422
Packaging Corp. of America	1,157	252,145
Smurfit WestRock PLC	6,608	281,303
Total Containers & Packaging		1,427,470
See Notes to Financial Statements.

Franklin S&P 500 Index Fund 2025 Annual Report

 Franklin S&P 500 Index Fund
(Percentages shown based on Fund net assets)
Security	Shares	Value

Metals & Mining — 0.4%
Freeport-McMoRan Inc.	18,232	$715,059
Newmont Corp.	13,783	1,162,045
Nucor Corp.	2,811	380,694
Steel Dynamics Inc.	1,728	240,935
Total Metals & Mining		2,498,733

Total Materials		12,768,007
Real Estate — 1.9%
Health Care REITs — 0.3%
Alexandria Real Estate Equities Inc.	1,838	153,179
Healthpeak Properties Inc.	8,279	158,543
Ventas Inc.	5,633	394,254
Welltower Inc.	8,416	1,499,226
Total Health Care REITs		2,205,202
Hotel & Resort REITs — 0.0%††
Host Hotels & Resorts Inc.	8,116	138,134
Industrial REITs — 0.2%
Prologis Inc.	11,703	1,340,228
Office REITs — 0.0%††
BXP Inc.	1,798	133,663
Real Estate Management & Development — 0.1%
CBRE Group Inc., Class A Shares	3,643	573,991 *
CoStar Group Inc.	5,433	458,382 *
Total Real Estate Management & Development		1,032,373
Residential REITs — 0.2%
AvalonBay Communities Inc.	1,766	341,138
Camden Property Trust	1,372	146,502
Equity Residential	4,285	277,368
Essex Property Trust Inc.	809	216,537
Invitation Homes Inc.	6,778	198,799
Mid-America Apartment Communities Inc.	1,474	205,962
UDR Inc.	4,060	151,276
Total Residential REITs		1,537,582
Retail REITs — 0.3%
Federal Realty Investment Trust	1,042	105,565
Kimco Realty Corp.	8,851	193,394
Realty Income Corp.	11,477	697,687
Regency Centers Corp.	2,200	160,380
Simon Property Group Inc.	4,136	776,203
Total Retail REITs		1,933,229
See Notes to Financial Statements.
Franklin S&P 500 Index Fund 2025 Annual Report

Schedule of Investments (cont’d)
September 30, 2025
 Franklin S&P 500 Index Fund
(Percentages shown based on Fund net assets)
Security	Shares	Value

Specialized REITs — 0.8%
American Tower Corp.	5,918	$1,138,150
Crown Castle Inc.	5,433	524,230
Digital Realty Trust Inc.	4,050	700,164
Equinix Inc.	1,244	974,351
Extra Space Storage Inc.	2,728	384,484
Iron Mountain Inc.	3,780	385,333
Public Storage	1,984	573,079
SBA Communications Corp.	1,338	258,702
VICI Properties Inc.	13,567	442,420
Weyerhaeuser Co.	9,134	226,432
Total Specialized REITs		5,607,345

Total Real Estate		13,927,756
Utilities — 2.3%
Electric Utilities — 1.5%
Alliant Energy Corp.	3,094	208,567
American Electric Power Co. Inc.	6,804	765,450
Constellation Energy Corp.	3,947	1,298,839
Duke Energy Corp.	9,834	1,216,958
Edison International	4,676	258,489
Entergy Corp.	5,570	519,068
Evergy Inc.	2,897	220,230
Eversource Energy	4,642	330,232
Exelon Corp.	12,965	583,555
FirstEnergy Corp.	6,518	298,655
NextEra Energy Inc.	25,903	1,955,417
NRG Energy Inc.	2,385	386,251
PG&E Corp.	28,377	427,925
Pinnacle West Capital Corp.	1,479	132,607
PPL Corp.	9,208	342,169
Southern Co.	13,861	1,313,607
Xcel Energy Inc.	7,475	602,859
Total Electric Utilities		10,860,878
Gas Utilities — 0.1%
Atmos Energy Corp.	2,047	349,525
Independent Power and Renewable Electricity Producers — 0.1%
AES Corp.	9,829	129,350
Vistra Corp.	4,010	785,639
Total Independent Power and Renewable Electricity Producers		914,989
Multi-Utilities — 0.6%
Ameren Corp.	3,480	363,242
See Notes to Financial Statements.

Franklin S&P 500 Index Fund 2025 Annual Report

 Franklin S&P 500 Index Fund
(Percentages shown based on Fund net assets)
	Security	Shares	Value

Multi-Utilities — continued
	CenterPoint Energy Inc.	7,970	$309,236
	CMS Energy Corp.	3,733	273,480
	Consolidated Edison Inc.	4,527	455,054
	Dominion Energy Inc.	10,815	661,553
	DTE Energy Co.	2,566	362,909
	NiSource Inc.	5,820	252,006
	Public Service Enterprise Group Inc.	6,191	516,701
	Sempra	8,219	739,546
	WEC Energy Group Inc.	4,108	470,736
Total Multi-Utilities			4,404,463
Water Utilities — 0.0%††
	American Water Works Co. Inc.	2,420	336,840

Total Utilities			16,866,695
Total Investments before Short-Term Investments (Cost — $250,931,896)			717,965,634
	Rate
Short-Term Investments — 1.1%
Invesco Treasury Portfolio, Institutional Class (Cost — $7,921,233)	3.999%	7,921,233	7,921,233 (b)
Total Investments — 99.9% (Cost — $258,853,129)			725,886,867
Other Assets in Excess of Liabilities — 0.1%			882,183
Total Net Assets — 100.0%			$726,769,050

††	Represents less than 0.1%.
*	Non-income producing security.
(a)	Investment in affiliate. This security is a component of the S&P 500 Index in which the Fund invests (Note 8).
(b)	Rate shown is one-day yield as of the end of the reporting period.
At September 30, 2025, the Fund had the following open futures contracts:
	Number of Contracts	Expiration Date	Notional Amount	Market Value	Unrealized Appreciation
Contracts to Buy:
E-mini S&P 500 Index	26	12/25	$8,679,729	$8,760,375	$80,646
See Notes to Financial Statements.
Franklin S&P 500 Index Fund 2025 Annual Report

Statement of Assets and Liabilities
September 30, 2025

Assets:
Investments in unaffiliated securities, at value (Cost — $258,780,375)	$725,801,633
Investments in affiliated securities, at value (Cost — $72,754)	85,234
Deposits with brokers for open futures contracts	586,161
Receivable for Fund shares sold	555,695
Dividends receivable from unaffiliated investments	331,422
Receivable from brokers — net variation margin on open futures contracts	32,296
Dividends receivable from affiliated investments	1,179
Prepaid expenses	17,962
Total Assets	727,411,582
Liabilities:
Payable for Fund shares repurchased	140,840
Transfer agent fees payable	126,932
Service and/or distribution fees payable	110,512
Investment management fee payable	105,794
Fund accounting fees payable	59,180
Audit and tax fees payable	42,612
Standard & Poor’s license fees payable	24,784
Trustees’ fees payable	759
Accrued expenses	31,119
Total Liabilities	642,532
Total Net Assets	$726,769,050
Net Assets:
Par value (Note 7)	$140
Paid-in capital in excess of par value	259,183,218
Total distributable earnings (loss)	467,585,692
Total Net Assets	$726,769,050
Net Assets:
Class A	$685,922,752
Class D	$40,846,298
Shares Outstanding:
Class A	13,201,336
Class D	776,939
Net Asset Value:
Class A	$51.96
Class D	$52.57
See Notes to Financial Statements.

Franklin S&P 500 Index Fund 2025 Annual Report

Statement of Operations
For the Year Ended September 30, 2025

Investment Income:
Dividends from unaffiliated investments	$8,317,655
Dividends from affiliated investments	4,717
Interest	23,612
Less: Foreign taxes withheld	(1,441)
Total Investment Income	8,344,543
Expenses:
Investment management fee (Note 2)	1,557,696
Service and/or distribution fees (Notes 2 and 5)	1,168,678
Transfer agent fees (Notes 2 and 5)	525,561
Fund accounting fees	70,825
Legal fees	65,169
Standard & Poor’s license fees	62,308
Registration fees	48,847
Audit and tax fees	43,612
Shareholder reports	30,745
Trustees’ fees	28,109
Commitment fees (Note 9)	5,305
Custody fees	4,028
Insurance	3,426
Miscellaneous expenses	10,414
Total Expenses	3,624,723
Less: Fee waivers and/or expense reimbursements (Notes 2 and 5)	(337,576)
Net Expenses	3,287,147
Net Investment Income	5,057,396
Realized and Unrealized Gain (Loss) on Investments and Futures Contracts (Notes 1, 3 and 4):
Net Realized Gain (Loss) From:
Investment transactions in unaffiliated securities	(541,689)
Futures contracts	1,531,672
Net Realized Gain	989,983
Change in Net Unrealized Appreciation (Depreciation) From:
Investments in unaffiliated securities	97,197,039
Investments in affiliated securities	10,869
Futures contracts	(49,646)
Change in Net Unrealized Appreciation (Depreciation)	97,158,262
Net Gain on Investments and Futures Contracts	98,148,245
Increase in Net Assets From Operations	$103,205,641
See Notes to Financial Statements.
Franklin S&P 500 Index Fund 2025 Annual Report

Statements of Changes in Net Assets

For the Years Ended September 30,	2025	2024
Operations:
Net investment income	$5,057,396	$4,671,757
Net realized gain	989,983	2,348,557
Change in net unrealized appreciation (depreciation)	97,158,262	132,716,802
Increase in Net Assets From Operations	103,205,641	139,737,116
Distributions to Shareholders From (Notes 1 and 6):
Total distributable earnings	(6,651,906)	(4,100,009)
Decrease in Net Assets From Distributions to Shareholders	(6,651,906)	(4,100,009)
Fund Share Transactions (Note 7):
Net proceeds from sale of shares	135,964,791	118,143,171
Reinvestment of distributions	6,578,759	4,071,743
Cost of shares repurchased	(80,054,066)	(52,356,629)
Increase in Net Assets From Fund Share Transactions	62,489,484	69,858,285
Increase in Net Assets	159,043,219	205,495,392
Net Assets:
Beginning of year	567,725,831	362,230,439
End of year	$726,769,050	$567,725,831
See Notes to Financial Statements.

Franklin S&P 500 Index Fund 2025 Annual Report

Financial Highlights

For a share of each class of beneficial interest outstanding throughout each year ended September 30:
Class A Shares[1]	2025	2024	2023	2022	2021
Net asset value, beginning of year	$44.89	$33.43	$28.74	$35.94	$29.50
Income (loss) from operations:
Net investment income	0.37	0.39	0.37	0.31	0.29
Net realized and unrealized gain (loss)	7.21	11.43	5.53	(5.58)	8.02
Total income (loss) from operations	7.58	11.82	5.90	(5.27)	8.31
Less distributions from:
Net investment income	(0.35)	(0.36)	(0.33)	(0.26)	(0.35)
Net realized gains	(0.16)	—	(0.88)	(1.67)	(1.52)
Total distributions	(0.51)	(0.36)	(1.21)	(1.93)	(1.87)
Net asset value, end of year	$51.96	$44.89	$33.43	$28.74	$35.94
Total return[2]	17.00%	35.60%	20.99%	(15.77)%	29.24%
Net assets, end of year (millions)	$686	$526	$333	$260	$318
Ratios to average net assets:
Gross expenses	0.60%	0.58%	0.61%	0.61%	0.59%
Net expenses[3,4]	0.54	0.54	0.54	0.57	0.59
Net investment income	0.80	0.98	1.15	0.91	0.86
Portfolio turnover rate	1%	1%	3%	9%	3%

[1]	Per share amounts have been calculated using the average shares method.
[2]
Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements.
In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results.

[3]
As a result of an expense limitation arrangement, effective June 1, 2022, the ratio of total annual fund operating expenses, other than interest, brokerage commissions, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class A shares did not exceed 0.54%. This expense limitation arrangement cannot be terminated prior to December 31, 2026 without the Board of Trustees’ consent. Prior to June 1, 2022, the expense limitation was 0.59%.

[4]	Reflects fee waivers and/or expense reimbursements.
See Notes to Financial Statements.
Franklin S&P 500 Index Fund 2025 Annual Report

Financial Highlights (cont’d)

For a share of each class of beneficial interest outstanding throughout each year ended September 30:
Class D Shares[1]	2025	2024	2023	2022	2021
Net asset value, beginning of year	$45.41	$33.79	$29.05	$36.30	$29.77
Income (loss) from operations:
Net investment income	0.47	0.47	0.44	0.39	0.36
Net realized and unrealized gain (loss)	7.28	11.57	5.58	(5.65)	8.10
Total income (loss) from operations	7.75	12.04	6.02	(5.26)	8.46
Less distributions from:
Net investment income	(0.43)	(0.42)	(0.40)	(0.32)	(0.41)
Net realized gains	(0.16)	—	(0.88)	(1.67)	(1.52)
Total distributions	(0.59)	(0.42)	(1.28)	(1.99)	(1.93)
Net asset value, end of year	$52.57	$45.41	$33.79	$29.05	$36.30
Total return[2]	17.21%	35.89%	21.23%	(15.60)%	29.52%
Net assets, end of year (000s)	$40,846	$41,626	$29,248	$25,890	$29,592
Ratios to average net assets:
Gross expenses	0.38%	0.39%	0.42%	0.43%	0.40%
Net expenses[3,4]	0.34	0.34	0.34	0.37	0.39
Net investment income	1.00	1.18	1.35	1.11	1.06
Portfolio turnover rate	1%	1%	3%	9%	3%

[1]	Per share amounts have been calculated using the average shares method.
[2]
Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements.
In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results.

[3]
As a result of an expense limitation arrangement, effective June 1, 2022, the ratio of total annual fund operating expenses, other than interest, brokerage commissions, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class D shares did not exceed 0.34%. This expense limitation arrangement cannot be terminated prior to December 31, 2026 without the Board of Trustees’ consent. Prior to June 1, 2022, the expense limitation was 0.39%.

[4]	Reflects fee waivers and/or expense reimbursements.
See Notes to Financial Statements.

Franklin S&P 500 Index Fund 2025 Annual Report

Notes to Financial Statements
1. Organization and significant accounting policies
Franklin S&P 500 Index Fund (the “Fund”) is a separate diversified investment series of Legg Mason Partners Investment Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.
The Fund follows the accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services – Investment Companies (“ASC 946”). The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”), including, but not limited to, ASC 946. Estimates and assumptions are required to be made regarding assets, liabilities and changes in net assets resulting from operations when financial statements are prepared. Changes in the economic environment, financial markets and any other parameters used in determining these estimates could cause actual results to differ. Subsequent events have been evaluated through the date the financial statements were issued.
(a) Investment valuation. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services typically use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Trustees (the “Board”).
Franklin S&P 500 Index Fund 2025 Annual Report

Notes to Financial Statements (cont’d)
Pursuant to policies adopted by the Board, the Fund’s manager has been designated as the valuation designee and is responsible for the oversight of the daily valuation process. The Fund’s manager is assisted by the Global Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Fund’s manager and the Board. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.
The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.
For each portfolio security that has been fair valued pursuant to the policies adopted by the Board, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board quarterly.
The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

Franklin S&P 500 Index Fund 2025 Annual Report

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:
•
Level 1 — unadjusted quoted prices in active markets for identical investments
•
Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•
Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used in valuing the Fund’s assets carried at fair value:

ASSETS
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Common Stocks†	$717,965,634	—	—	$717,965,634
Short-Term Investments†	7,921,233	—	—	7,921,233
Total Investments	$725,886,867	—	—	$725,886,867
Other Financial Instruments:
Futures Contracts††	$80,646	—	—	$80,646
Total	$725,967,513	—	—	$725,967,513

†	See Schedule of Investments for additional detailed categorizations.
††	Reflects the unrealized appreciation (depreciation) of the instruments.
(b) Futures contracts. The Fund uses futures contracts generally to gain exposure to, or hedge against, changes in interest rates or gain exposure to, or hedge against, changes in certain asset classes. A futures contract represents a commitment for the future purchase or sale of an asset at a specified price on a specified date.
Upon entering into a futures contract, the Fund is required to deposit cash or securities with a broker in an amount equal to a certain percentage of the contract amount. This is known as the ‘‘initial margin’’ and subsequent payments (‘‘variation margin’’) are made or received by the Fund each day, depending on the daily fluctuation in the value of the contract. For certain futures, including foreign denominated futures, variation margin is not settled daily, but is recorded as a net variation margin payable or receivable. The daily changes in contract value are recorded as unrealized appreciation or depreciation in the Statement of Operations and the Fund recognizes a realized gain or loss when the contract is closed.
Franklin S&P 500 Index Fund 2025 Annual Report

Notes to Financial Statements (cont’d)
Futures contracts involve, to varying degrees, risk of loss in excess of the amounts reflected in the financial statements. In addition, there is the risk that the Fund may not be able to enter into a closing transaction because of an illiquid secondary market.
(c) Foreign investment risks. The Fund’s investments in foreign securities may involve risks not present in domestic investments. Since securities may be denominated in foreign currencies, may require settlement in foreign currencies or may pay interest or dividends in foreign currencies, changes in the relationship of these foreign currencies to the U.S. dollar can significantly affect the value of the investments and earnings of the Fund. Foreign investments may also subject the Fund to foreign government exchange restrictions, expropriation, taxation or other political, social or economic developments, all of which affect the market and/or credit risk of the investments.
(d) Counterparty risk and credit-risk-related contingent features of derivative instruments. The Fund may invest in certain securities or engage in other transactions where the Fund is exposed to counterparty credit risk in addition to broader market risks. The Fund may invest in securities of issuers, which may also be considered counterparties as trading partners in other transactions. This may increase the risk of loss in the event of default or bankruptcy by the counterparty or if the counterparty otherwise fails to meet its contractual obligations. The Fund’s subadviser attempts to mitigate counterparty risk by (i) periodically assessing the creditworthiness of its trading partners, (ii) monitoring and/or limiting the amount of its net exposure to each individual counterparty based on its assessment and (iii) requiring collateral from the counterparty for certain transactions. Market events and changes in overall economic conditions may impact the assessment of such counterparty risk by the subadviser. In addition, declines in the values of underlying collateral received may expose the Fund to increased risk of loss.
With exchange traded and centrally cleared derivatives, there is less counterparty risk to the Fund since the exchange or clearinghouse, as counterparty to such instruments, guarantees against a possible default. The clearinghouse stands between the buyer and the seller of the contract; therefore, the credit risk is limited to failure of the clearinghouse. While offset rights may exist under applicable law, the Fund does not have a contractual right of offset against a clearing broker or clearinghouse in the event of a default of the clearing broker or clearinghouse.
The Fund has entered into master agreements, such as an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement, with certain of its derivative counterparties that govern over-the-counter (“OTC”) derivatives and provide for general obligations, representations, agreements, collateral posting terms, netting provisions in the event of default or termination and credit related contingent features. The credit related contingent features include, but are not limited to, a percentage decrease in the Fund’s net assets or net asset value per share over a specified period of time. If these credit related contingent features were triggered, the

Franklin S&P 500 Index Fund 2025 Annual Report

derivatives counterparty could terminate the positions and demand payment or require additional collateral.
Under an ISDA Master Agreement, the Fund may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. However, absent an event of default by the counterparty or a termination of the agreement, the terms of the ISDA Master Agreements do not result in an offset of reported amounts of financial assets and financial liabilities in the Statement of Assets and Liabilities across transactions between the Fund and the applicable counterparty. The enforceability of the right to offset may vary by jurisdiction.
Collateral requirements differ by type of derivative. Collateral or margin requirements are set by the broker or exchange clearinghouse for exchange traded derivatives while collateral terms are contract specific for OTC traded derivatives. Cash collateral that has been pledged to cover obligations of the Fund under derivative contracts, if any, will be reported separately in the Statement of Assets and Liabilities. Securities pledged as collateral, if any, for the same purpose are noted in the Schedule of Investments.
As of September 30, 2025, the Fund did not have any open OTC derivative transactions with credit related contingent features in a net liability position.
(e) Security transactions and investment income. Security transactions are accounted for on a trade date basis. Interest income (including interest income from payment-in-kind securities) is recorded on the accrual basis. Amortization of premiums and accretion of discounts on debt securities are recorded to interest income over the lives of the respective securities, except for premiums on certain callable debt securities, which are amortized to the earliest call date. Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. Foreign dividend income is recorded on the ex-dividend date or as soon as practicable after the Fund determines the existence of a dividend declaration after exercising reasonable due diligence. The cost of investments sold is determined by use of the specific identification method. To the extent any issuer defaults or a credit event occurs that impacts the issuer, the Fund may halt any additional interest income accruals and consider the realizability of interest accrued up to the date of default or credit event.
(f) REIT distributions. The character of distributions received from Real Estate Investment Trusts (‘‘REITs’’) held by the Fund is generally comprised of net investment income, capital gains, and return of capital. It is the policy of the Fund to estimate the character of distributions received from underlying REITs based on historical data provided by the REITs. After each calendar year end, REITs report the actual tax character of these distributions. Differences between the estimated and actual amounts reported by the REITs are reflected in the Fund’s records in the year in which they are reported by the REITs by adjusting related investment cost basis, capital gains and income, as necessary.
Franklin S&P 500 Index Fund 2025 Annual Report

Notes to Financial Statements (cont’d)
(g) Distributions to shareholders. Distributions from net investment income and distributions of net realized gains, if any, are declared at least annually. Distributions to shareholders of the Fund are recorded on the ex-dividend date and are determined in accordance with income tax regulations, which may differ from GAAP.
(h) Share class accounting. Investment income, common expenses and realized/unrealized gains (losses) on investments are allocated to the various classes of the Fund on the basis of daily net assets of each class. Fees relating to a specific class are charged directly to that share class.
(i) Compensating balance arrangements. The Fund had an arrangement with its custodian bank whereby a portion of the custodian’s fees was paid indirectly by credits earned on the Fund’s cash on deposit with the bank. Effective April 1, 2025, credits earned, if any, are recognized as income.
(j) Federal and other taxes. It is the Fund’s policy to comply with the federal income and excise tax requirements of the Internal Revenue Code of 1986 (the “Code”), as amended, applicable to regulated investment companies. Accordingly, the Fund intends to distribute its taxable income and net realized gains, if any, to shareholders in accordance with timing requirements imposed by the Code. Therefore, no federal or state income tax provision is required in the Fund’s financial statements.
Management has analyzed the Fund’s tax positions taken on income tax returns for all open tax years and has concluded that as of September 30, 2025, no provision for income tax is required in the Fund’s financial statements. The Fund’s federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.
Under the applicable foreign tax laws, a withholding tax may be imposed on interest, dividends and capital gains at various rates.
(k) Reclassification. GAAP requires that certain components of net assets be reclassified to reflect permanent differences between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share. During the current year, the following reclassifications have been made:

	Total Distributable Earnings (Loss)	Paid-in Capital
(a)	$(125,523)	$125,523
(a)
Reclassifications are due to distributions paid in connection with the redemption of Fund shares and book/tax differences in the treatment of various items.
2. Investment management agreement and other transactions with affiliates
Franklin Templeton Fund Adviser, LLC (“FTFA”) is the Fund’s investment manager. Franklin Advisers, Inc. (“Franklin Advisers”) is the Fund’s subadviser. Western Asset Management

Franklin S&P 500 Index Fund 2025 Annual Report

Company, LLC (“Western Asset”) manages the portion of the Fund’s cash and short-term instruments allocated to it. FTFA, Franklin Advisers and Western Asset are wholly-owned subsidiaries of Franklin Resources, Inc. (“Franklin Resources”).
Under the investment management agreement, the Fund pays an investment management fee, calculated daily and paid monthly, at an annual rate of 0.25% of the Fund’s average daily net assets.
FTFA provides administrative and certain oversight services to the Fund. FTFA delegates to the subadviser the day-to-day portfolio management of the Fund, except for the management of the portion of the Fund’s cash and short-term instruments allocated to Western Asset. For its services, FTFA pays Franklin Advisers a fee monthly, at an annual rate equal to 70% of the net management fee it receives from the Fund. For Western Asset’s services to the Fund, FTFA pays Western Asset monthly 0.02% of the portion of the Fund’s average daily net assets that are allocated to Western Asset by FTFA.
As a result of expense limitation arrangements between the Fund and FTFA, the ratio of total annual fund operating expenses, other than interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class A and Class D shares did not exceed 0.54% and 0.34%, respectively. These expense limitation arrangements cannot be terminated prior to December 31, 2026 without the Board’s consent.
During the year ended September 30, 2025, fees waived and/or expenses reimbursed amounted to $337,576.
FTFA is permitted to recapture amounts waived and/or reimbursed to a class during the same fiscal year if the class’ total annual fund operating expenses have fallen to a level below the expense limitation (“expense cap”) in effect at the time the fees were earned or the expenses incurred. In no case will FTFA recapture any amount that would result, on any particular business day of the Fund, in the class’ total annual fund operating expenses exceeding the expense cap or any other lower limit then in effect.
Franklin Distributors, LLC (“Franklin Distributors”) serves as the Fund’s sole and exclusive distributor. Franklin Distributors is an indirect, wholly-owned broker-dealer subsidiary of Franklin Resources. Franklin Templeton Investor Services, LLC (“Investor Services”) serves as the Fund’s shareholder servicing agent and acts as the Fund’s transfer agent and dividend-paying agent. Investor Services is an indirect, wholly-owned subsidiary of Franklin Resources. Each class of shares of the Fund pays transfer agent fees to Investor Services for its performance of shareholder servicing obligations. Investor Services charges account-based fees based on the number of individual shareholder accounts, as well as a fixed percentage fee based on the total account-based fees charged. In addition, each class reimburses Investor Services for out of pocket expenses incurred. For the year ended September 30, 2025, the Fund incurred transfer agent fees as reported on the Statement of Operations, of which $57,118 was earned by Investor Services.
Franklin S&P 500 Index Fund 2025 Annual Report

Notes to Financial Statements (cont’d)
All officers and one Trustee of the Trust are employees of Franklin Resources or its affiliates and do not receive compensation from the Trust.
3. Investments
During the year ended September 30, 2025, the aggregate cost of purchases and proceeds from sales of investments (excluding short-term investments) were as follows:

Purchases	$67,113,698
Sales	5,532,610
At September 30, 2025, the aggregate cost of investments and the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were as follows:

	Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation
Securities	$262,799,938	$473,054,807	$(9,967,878)	$463,086,929
Futures contracts	—	80,646	—	80,646
4. Derivative instruments and hedging activities
Below is a table, grouped by derivative type, that provides information about the fair value and the location of derivatives within the Statement of Assets and Liabilities at September 30, 2025.

ASSET DERIVATIVES[1]
Equity Risk
Futures contracts[2]	$80,646

[1]	Generally, the balance sheet location for asset derivatives is receivables/net unrealized appreciation and for liability derivatives is payables/net unrealized depreciation.
[2]
Includes cumulative unrealized appreciation (depreciation) of futures contracts as reported in the Schedule of
Investments. Only net variation margin is reported within the receivables and/or payables on the Statement  of
Assets and Liabilities.

The following tables provide information about the effect of derivatives and hedging activities on the Fund’s Statement of Operations for the year ended September 30, 2025. The first table provides additional detail about the amounts and sources of gains (losses) realized on derivatives during the period. The second table provides additional information about the change in net unrealized appreciation (depreciation) resulting from the Fund’s derivatives and hedging activities during the period.

AMOUNT OF NET REALIZED GAIN (LOSS) ON DERIVATIVES RECOGNIZED
Equity Risk
Futures contracts	$1,531,672

Franklin S&P 500 Index Fund 2025 Annual Report

CHANGE IN NET UNREALIZED APPRECIATION (DEPRECIATION) ON DERIVATIVES RECOGNIZED
Equity Risk
Futures contracts	$(49,646)
During the year ended September 30, 2025, the volume of derivative activity for the Fund was as follows:

Average Market Value*
Futures contracts (to buy)	$8,479,196

*	Based on the average of the market values at each month-end during the period.
5. Class specific expenses, waivers and/or expense reimbursements
The Fund has adopted a Rule 12b-1 shareholder services and distribution plan and under that plan the Fund pays service and/or distribution fees with respect to its Class A shares calculated at the annual rate of 0.20% of the average daily net assets of the class. Service and/or distribution fees are accrued daily and paid monthly.
For the year ended September 30, 2025, class specific expenses were as follows:

	Service and/or Distribution Fees	Transfer Agent Fees
Class A	$1,168,678	$499,644
Class D	—	25,917
Total	$1,168,678	$525,561
For the year ended September 30, 2025, waivers and/or expense reimbursements by class were as follows:

Waivers/Expense Reimbursements
Class A	$323,583
Class D	13,993
Total	$337,576
6. Distributions to shareholders by class

	Year Ended September 30, 2025	Year Ended September 30, 2024
Net Investment Income:
Class A	$4,237,192	$3,735,308
Class D	397,957	364,701
Total	$4,635,149	$4,100,009
Franklin S&P 500 Index Fund 2025 Annual Report

Notes to Financial Statements (cont’d)
	Year Ended September 30, 2025	Year Ended September 30, 2024
Net Realized Gains:
Class A	$1,873,231	—
Class D	143,526	—
Total	$2,016,757	—
7. Shares of beneficial interest
At September 30, 2025, the Trust had an unlimited number of shares of beneficial interest authorized with a par value of $0.00001 per share. The Fund has the ability to issue multiple classes of shares. Each class of shares represents an identical interest and has the same rights, except that each class bears certain direct expenses, including those specifically related to the distribution of its shares.
Transactions in shares of each class were as follows:

	Year Ended September 30, 2025		Year Ended September 30, 2024
	Shares	Amount	Shares	Amount
Class A
Shares sold	2,860,901	$132,691,811	2,910,704	$113,441,207
Shares issued on reinvestment	129,222	6,037,276	101,507	3,707,042
Shares repurchased	(1,507,334)	(69,891,085)	(1,254,880)	(49,279,062)
Net increase	1,482,789	$68,838,002	1,757,331	$67,869,187
Class D
Shares sold	70,294	$3,272,980	118,607	$4,701,964
Shares issued on reinvestment	11,474	541,483	9,889	364,701
Shares repurchased	(221,598)	(10,162,981)	(77,210)	(3,077,567)
Net increase (decrease)	(139,830)	$(6,348,518)	51,286	$1,989,098
8. Transactions with affiliated company
The Fund invests in securities that are components of the S&P 500 Index. Franklin Resources Inc. is a component of the S&P 500 Index and is considered to be affiliated with the Fund. Investments in Franklin Resources Inc. were made in accordance to its proportional weighting in the S&P 500 Index. The following transactions were effected in shares of Franklin Resources Inc. for the year ended September 30, 2025:

	Affiliate Value at September 30, 2024	Purchased		Sold
		Cost	Shares	Proceeds	Shares
Franklin Resources Inc.	$73,205	$1,160	52	—	—

Franklin S&P 500 Index Fund 2025 Annual Report

(cont’d)	Realized Gain (Loss)	Dividend Income	Net Increase (Decrease) in Unrealized Appreciation (Depreciation)	Affiliate Value at September 30, 2025
Franklin Resources Inc.	—	$4,717	$10,869	$85,234
9. Redemption facility
The Fund, together with other U.S. registered and foreign investment funds (collectively, the “Borrowers”) managed by Franklin Resources or its affiliates, is a borrower in a joint syndicated senior unsecured credit facility totaling $2.995 billion (the “Global Credit Facility”). The Global Credit Facility provides a source of funds to the Borrowers for temporary and emergency purposes, including the ability to meet future unanticipated or unusually large redemption requests. Unless renewed, the Global Credit Facility will terminate on January 30, 2026.
Under the terms of the Global Credit Facility, the Fund shall, in addition to interest charged on any borrowings made by the Fund and other costs incurred by the Fund, pay its share of fees and expenses incurred in connection with the implementation and maintenance of the Global Credit Facility, based upon its relative share of the aggregate net assets of all the Borrowers, including an annual commitment fee of 0.15% based upon the unused portion of the Global Credit Facility. These fees are reflected in the Statement of Operations. The Fund did not utilize the Global Credit Facility during the year ended September 30, 2025.
10. Income tax information and distributions to shareholders
The tax character of distributions paid during the fiscal years ended September 30, was as follows:

	2025	2024
Distributions paid from:
Ordinary income	$5,566,704	$4,100,009
Net long-term capital gains	1,085,202	—
Total distributions paid	$6,651,906	$4,100,009
As of September 30, 2025, the components of distributable earnings (loss) on a tax basis were as follows:

Undistributed ordinary income — net	$4,246,158
Undistributed long-term capital gains — net	257,330
Total undistributed earnings	$4,503,488
Other book/tax temporary differences(a)	(85,371)
Unrealized appreciation (depreciation)(b)	463,167,575
Total distributable earnings (loss) — net	$467,585,692
Franklin S&P 500 Index Fund 2025 Annual Report

Notes to Financial Statements (cont’d)

(a)	Other book/tax temporary differences are attributable to the realization for tax purposes of unrealized gains (losses) on future contracts and due to Investment In underlying Funds.
(b)
The difference between book-basis and tax-basis unrealized appreciation (depreciation) is attributable to the tax deferral of losses on wash sales; the difference between the book and tax cost basis of investments in real estate investment trusts; and other book/tax basis adjustments.

11. Recent accounting pronouncement
In December 2023, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) No. 2023-09, Income Taxes (Topic 740) – Improvements to Income Tax Disclosures. The amendments enhance income tax disclosures by requiring greater disaggregation in the rate reconciliation and income taxes paid by jurisdiction, while removing certain disclosure requirements. The ASU is effective for annual periods beginning after December 15, 2024, with early adoption permitted. Management is currently evaluating the impact and believes that the adoption of the ASU will not have a material impact on the financial statements.
12. Operating segments
The Fund operates as a single operating segment, which is an investment portfolio. A management group assigned to the Fund within the Fund’s investment manager serves as the Chief Operating Decision Maker (“CODM”) and is responsible for evaluating the Fund’s operating results and allocating resources in accordance with the Fund’s investment strategy. Internal reporting provided to the CODM aligns with the accounting policies and measurement principles used in the financial statements.
For information regarding segment assets, segment profit or loss, and significant expenses, refer to the Statement of Assets and Liabilities and the Statement of Operations, along with the related Notes to Financial Statements. The Fund’s Schedule of Investments provides details of the Fund’s investments that generate returns such as interest, dividends, and realized and unrealized gains or losses. Performance metrics, including portfolio turnover and expense ratios, are disclosed in the Financial Highlights.

Franklin S&P 500 Index Fund 2025 Annual Report

Report of Independent Registered Public Accounting Firm
To the Board of Trustees of Legg Mason Partners Investment Trust and Shareholders of Franklin S&P 500 Index Fund
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Franklin S&P 500 Index Fund (one of the funds constituting Legg Mason Partners Investment Trust, referred to hereafter as the “Fund”) as of September 30, 2025, the related statement of operations for the year ended September 30, 2025, the statement of changes in net assets for each of the two years in the period ended September 30, 2025, including the related notes, and the financial highlights for each of the five years in the period ended September 30, 2025 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of September 30, 2025, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended September 30, 2025 and the financial highlights for each of the five years in the period ended September 30, 2025 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of September 30, 2025 by correspondence with the custodian and broker. We believe that our audits provide a reasonable basis for our opinion.
/s/PricewaterhouseCoopers LLP
Baltimore, Maryland
November 20, 2025
We have served as the auditor of one or more investment companies in the Franklin Templeton Group of Funds since 1948.
Franklin S&P 500 Index Fund 2025 Annual Report

Important Tax Information (unaudited)
By mid-February, tax information related to a shareholder’s proportionate share of distributions paid during the preceding calendar year will be received, if applicable. Please also refer to www.franklintempleton.com for per share tax information related to any distributions paid during the preceding calendar year. Shareholders are advised to consult with their tax advisors for further information on the treatment of these amounts on their tax returns.
The following tax information for the Fund is required to be furnished to shareholders with respect to income earned and distributions paid during its fiscal year.
The Fund hereby reports the following amounts, or if subsequently determined to be different, the maximum allowable amounts, for the fiscal year ended September 30, 2025:

	Pursuant to:	Amount Reported
Long-Term Capital Gain Dividends Distributed	§852(b)(3)(C)	$1,090,828
Income Eligible for Dividends Received Deduction (DRD)	§854(b)(1)(A)	$7,285,841
Qualified Dividend Income Earned (QDI)	§854(b)(1)(B)	$7,553,816
Qualified Net Interest Income (QII)	§871(k)(1)(C)	$227,441
Short-Term Capital Gain Dividends Distributed	§871(k)(2)(C)	$946,238
Qualified Business Income Dividends Earned	§199A	$301,667
Section 163(j) Interest Earned	§163(j)	$359,015
Interest Earned from Federal Obligations	Note (1)	$359,015
Note (1) - The law varies in each state as to whether and what percentage of dividend income attributable to Federal obligations is exempt from state income tax. Shareholders are advised to consult with their tax advisors to determine if any portion of the dividends received is exempt from state income taxes.

Franklin S&P 500 Index Fund

Changes in and Disagreements with Accountants	For the period covered by this report
Not applicable.
Results of Meeting(s) of Shareholders	For the period covered by this report
Not applicable.
Remuneration Paid to Directors, Officers and Others	For the period covered by this report
Refer to the financial statements included herein.
Franklin S&P 500 Index Fund

Board Approval of Management and
Subadvisory Agreements (unaudited)
At an in-person meeting of the Board of Trustees of Legg Mason Partners Investment Trust (the “Trust”) held on May 6-7, 2025, the Board, including the Trustees who are not considered to be “interested persons” of the Trust (the “Independent Trustees”) under the Investment Company Act of 1940, as amended (the “1940 Act”), approved for an annual period the continuation of the management agreement (the “Management Agreement”) between the Trust and Franklin Templeton Fund Adviser, LLC (the “Manager”) with respect to Franklin S&P 500 Index Fund, a series of the Trust (the “Fund”), and the sub-advisory agreement pursuant to which Franklin Advisers, Inc. (“Franklin Advisers”) provides day-to-day management of the Fund’s portfolio, and the sub-advisory agreement pursuant to which Western Asset Management Company, LLC (“Western Asset” and, together with Franklin Advisers, the “Sub-Advisers”) provides day-to-day management of the Fund’s cash and short-term instruments allocated to it by the Manager. The management agreement and sub-advisory agreements are collectively referred to as the “Agreements.”
Background
The Board received extensive information in advance of the meeting to assist it in its consideration of the Agreements and asked questions and requested additional information from management. Throughout the year the Board (including its various committees) had met with representatives of the Manager and the Sub-Advisers, and had received information relevant to the renewal of the Agreements. Prior to the meeting the Independent Trustees met with their independent legal counsel to discuss and consider the information provided and submitted questions to management, and they considered the responses provided. The Board received and considered a variety of information about the Manager and the Sub-Advisers, as well as the management and sub-advisory arrangements for the Fund and other funds overseen by the Board, certain portions of which are discussed below. The information received and considered by the Board both in conjunction with the May 2025 meeting and throughout the year was both written and oral. The contractual arrangements discussed below are the product of multiple years of review and negotiation and information received and considered by the Board during those years.
The information provided and presentations made to the Board encompassed the Fund and all funds for which the Board has responsibility. The discussion below covers both the advisory and the administrative functions being rendered by the Manager, both of which functions are encompassed by the Management Agreement, as well as the advisory functions rendered by the Sub-Advisers pursuant to the Sub-Advisory Agreements.
Board approval of management agreement and sub-advisory agreements
The Independent Trustees were advised by separate independent legal counsel throughout the process. Prior to voting, the Independent Trustees received a memorandum from their independent legal counsel discussing the legal standards for their consideration of the proposed continuation of the Agreements. The Independent Trustees also reviewed the

Franklin S&P 500 Index Fund

proposed continuation of the Management Agreement and the Sub-Advisory Agreements in private sessions with their independent legal counsel at which no representatives of the Manager and Sub-Advisers were present. The Independent Trustees considered the Management Agreement and each Sub-Advisory Agreement separately in the course of their review. In doing so, they noted the respective roles of the Manager and the Sub-Advisers in providing services to the Fund.
In approving the Agreements, the Board, including the Independent Trustees, considered a variety of factors, including those factors discussed below. No single factor reviewed by the Board was identified by the Board as the principal factor in determining whether to approve the Management Agreement and the Sub-Advisory Agreements. Each Trustee may have attributed different weight to the various factors in evaluating the Management Agreement and each Sub-Advisory Agreement.
After considering all relevant factors and information, the Board, exercising its business judgment, determined that the continuation of the Agreements was in the best interests of the Fund and its shareholders and approved the continuation of each such agreement for another year.
Nature, extent and quality of the services under the management agreement and sub-advisory agreements
The Board received and considered information regarding the nature, extent and quality of services provided to the Fund by the Manager and the Sub-Advisers under the Management Agreement and the Sub-Advisory Agreements, respectively, during the past year. The Board noted information received at regular meetings throughout the year related to the services rendered by the Manager in its management of the Fund’s affairs and the Manager’s role in coordinating the activities of the Fund’s other service providers. The Board’s evaluation of the services provided by the Manager and the Sub-Advisers took into account the Board’s knowledge gained as Trustees of funds in the fund complex overseen by the Trustees, including knowledge gained regarding the scope and quality of the investment management and other capabilities of the Manager and the Sub-Advisers, and the quality of the Manager’s administrative and other services. The Board observed that the scope of services provided by the Manager and the Sub-Advisers, and of the undertakings required of the Manager and Sub-Advisers in connection with those services, including maintaining and monitoring their own and the Fund’s compliance programs, liquidity risk management programs, derivatives risk management programs, cybersecurity programs and valuation-related policies, had expanded over time as a result of regulatory, market and other developments. The Board also noted that on a regular basis it received and reviewed information from the Manager regarding the Fund’s compliance policies and procedures established pursuant to Rule 38a-1 under the 1940 Act. The Board also considered the risks associated with the Fund borne by the Manager and its affiliates (such as entrepreneurial,
Franklin S&P 500 Index Fund

Board Approval of Management and
Subadvisory Agreements (unaudited) (cont’d)
operational, reputational, litigation and regulatory risk), as well as the Manager’s and each Sub-Adviser’s risk management processes.
The Board reviewed the qualifications, backgrounds and responsibilities of the Manager’s and each Sub-Adviser’s senior personnel and the team of investment professionals primarily responsible for the day-to-day portfolio management of the Fund. The Board also considered, based on its knowledge of the Manager and the Manager’s affiliates, the financial resources of Franklin Resources, Inc., the parent organization of the Manager and the Sub-Advisers. The Board recognized the importance of having a fund manager with significant resources.
The Board considered the division of responsibilities among the Manager and the Sub-Advisers and the oversight provided by the Manager. The Board also considered the policies and practices of the Manager and the Sub-Advisers regarding the selection of brokers and dealers and the execution of portfolio transactions. The Board considered management’s periodic reports to the Board on, among other things, its business plans, any organizational changes and portfolio manager compensation.
The Board received and considered performance information for the Fund as well as for a group of funds (the “Performance Universe”) selected by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent provider of investment company data, based on classifications provided by Thomson Reuters Lipper (“Lipper”). The Board was provided with a description of the methodology used to determine the similarity of the Fund with the funds included in the Performance Universe. It was noted that while the Board found the Broadridge data generally useful, they recognized its limitations, including that the data may vary depending on the end date selected and that the results of the performance comparisons may vary depending on the selection of the peer group and its composition over time. The Board also noted that it had received and discussed with management information throughout the year at periodic intervals comparing the Fund’s performance against its benchmark and against the Fund’s peers. The Board also considered the Fund’s performance in light of overall financial market conditions.
The information comparing the Fund’s performance to that of its Performance Universe, consisting of funds (including the Fund) classified as S&P 500 index funds by Lipper, showed, among other data, that the performance of the Fund’s Class A shares for the 1-, 3-, 5- and 10-year periods ended December 31, 2024 was below the median performance of the funds in the Performance Universe for each period. The Board noted the explanations from the Manager and the Sub-Advisers concerning the reasons for the Fund’s relative performance versus the peer group for the various periods.

Franklin S&P 500 Index Fund

The Board concluded that, overall, the nature, extent and quality of services provided (and expected to be provided), including performance, under the Management Agreement and each Sub-Advisory Agreement were sufficient for renewal.
Management fees and expense ratios
The Board reviewed and considered the contractual management fee payable by the Fund to the Manager (the “Contractual Management Fee”) and the actual management fees paid by the Fund to the Manager after giving effect to breakpoints and waivers, if any (the “Actual Management Fee”), in light of the nature, extent and quality of the management and sub-advisory services provided by the Manager and the Sub-Advisers, respectively. The Board also noted that the compensation paid to the Sub-Advisers is the responsibility and expense of the Manager, not the Fund. The Board also considered that fee waiver and/or expense reimbursement arrangements are currently in place for the Fund.
The Board received and considered information provided by Broadridge comparing the Contractual Management Fee and the Actual Management Fee and the Fund’s total actual expenses with those of funds in both the relevant expense group and a broader group of funds, each selected by Broadridge based on classifications provided by Lipper. It was noted that while the Board found the Broadridge data generally useful, they recognized its limitations, including that the data may vary depending on the selection of the peer group. The Board also reviewed information regarding fees charged by the Manager and/or the Sub-Advisers to other U.S. clients investing primarily in an asset class similar to that of the Fund, noting that there were none.
The Manager reviewed with the Board the differences in services provided to these different types of accounts, noting that the Fund is provided with certain administrative services, office facilities, and Fund officers (including the Fund’s chief executive, chief financial and chief compliance officers), and that the Manager coordinates and oversees the provision of services to the Fund by other Fund service providers. The Board considered the fee comparisons in light of the differences in management of these different types of accounts, and the differences in the degree of entrepreneurial and other risks borne by the Manager in managing the Fund and in managing other types of accounts.
The Board considered the overall management fee, the fees of each of the Sub-Advisers and the amount of the management fee retained by the Manager after payment of the sub-advisory fees, in each case in light of the services rendered for those amounts. The Board also received an analysis of complex-wide management fees provided by the Manager, which, among other things, set out a framework of fees based on asset classes.
The Board also received and considered information comparing the Fund’s Contractual Management Fee and Actual Management Fee as well as its actual total expense ratio with those of a group of retail no-load funds consisting of ten S&P 500 index funds (including the
Franklin S&P 500 Index Fund

Board Approval of Management and
Subadvisory Agreements (unaudited) (cont’d)
Fund) selected by Broadridge to be comparable to the Fund (the “Expense Group”), and a broader group of funds selected by Broadridge consisting of retail no-load S&P 500 index funds (including the Fund) (the “Expense Universe”). This information showed that the Fund’s Contractual Management Fee was approximately equivalent to the median of management fees payable by the funds in the Expense Group and that the Fund’s Actual Management Fee was approximately equivalent to the median of management fees paid by the funds in the Expense Group and above the median of management fees paid by the funds in the Expense Universe. This information also showed that the Fund’s actual total expense ratio was above the median of the total expense ratios of the funds in the Expense Group and above the median of the actual total expense ratios of the funds in the Expense Universe. The Board took into account management’s discussion of the Fund’s expenses. The Board also considered that the current limitation on the Fund’s expenses is expected to continue until and expire on December 31, 2026.
Taking all of the above into consideration, as well as the factors identified below, the Board determined that the management fee and the sub-advisory fees for the Fund were reasonable in light of the nature, extent and quality of the services provided to the Fund under the Management Agreement and the Sub-Advisory Agreements.
Manager profitability
The Board received and considered an analysis of the profitability of the Manager and its affiliates in providing services to the Fund. The Board also received profitability information with respect to the Legg Mason Funds complex as a whole. The Board received information with respect to the Manager’s allocation methodologies used in preparing this profitability data. It was noted that the allocation methodologies had been reviewed by an outside consultant. The profitability of the Manager and its affiliates was considered by the Board not excessive in light of the nature, extent and quality of the services provided to the Fund.
Economies of scale
The Board received and discussed information concerning whether the Manager realizes economies of scale with respect to the management of the Fund as the Fund’s assets grow.
The Board determined that the management fee structure for the Fund was reasonable.
Other benefits to the manager and the sub-advisers
The Board considered other benefits received by the Manager, the Sub-Advisers and their affiliates as a result of their relationship with the Fund, including the opportunity to offer additional products and services to Fund shareholders, including the appointment of an affiliate of the Manager as the transfer agent of the Fund.
In light of the costs of providing investment management and other services to the Fund and the ongoing commitment of the Manager and the Sub-Advisers to the Fund, the Board

Franklin S&P 500 Index Fund

considered that the ancillary benefits that the Manager, the Sub-Advisers and their affiliates received were reasonable.
Franklin S&P 500 Index Fund

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Franklin
S&P 500 Index Fund
Trustees
Andrew L. Breech
Stephen R. Gross
Susan M. Heilbron
Arnold L. Lehman
Robin J. W. Masters
Ken Miller
G. Peter O’Brien
Chair
Thomas F. Schlafly
Jane Trust
Investment manager
Franklin Templeton Fund Adviser, LLC
Subadviser
Franklin Advisers, Inc.
Distributor
Franklin Distributors, LLC
Custodian
The Bank of New York Mellon
Transfer agent
Franklin Templeton Investor
Services, LLC
3344 Quality Drive
Rancho Cordova, CA 95670-7313
Independent registered public accounting firm
PricewaterhouseCoopers LLP
Baltimore, MD
Franklin S&P 500 Index Fund
The Fund is a separate investment series of Legg Mason Partners Investment Trust, a Maryland statutory trust.
Franklin S&P 500 Index Fund
Legg Mason Funds
One Madison Avenue, 17th Floor
New York, NY 10010
The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The Fund’s Forms N-PORT are available on the SEC’s website at www.sec.gov. To obtain information on Form N-PORT, shareholders can call the Fund at 877-6LM-FUND/656-3863.
Information on how the Fund voted proxies relating to portfolio securities during the prior 12-month period ended June 30th of each year and a description of the policies and procedures that the Fund uses to determine how to vote proxies related to portfolio transactions are available (1) without charge, upon request, by calling the Fund at 877-6LM-FUND/656-3863, (2) at www.franklintempleton.com and (3) on the SEC’s website at www.sec.gov.
This report is submitted for the general information of the shareholders of Franklin S&P 500 Index Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a current prospectus.
Investors should consider the Fund’s investment objectives, risks, charges and expenses carefully before investing. The prospectus contains this and other important information about the Fund. Please read the prospectus carefully before investing.
www.franklintempleton.com
© 2025 Franklin Distributors, LLC, Member FINRA/SIPC. All rights reserved.

Franklin Templeton Funds Privacy and Security Notice

Your Privacy Is Our Priority
Franklin Templeton* is committed to safeguarding your personal information. This notice is designed to provide you with a summary of the non-public personal information Franklin Templeton may collect and maintain about current or former individual investors; our policy regarding the use of that information; and the measures we take to safeguard the information. We do not sell individual investors’ non-public personal information to anyone and only share it as described in this notice.
Information We Collect
When you invest with us, you provide us with your non-public personal information. We collect and use this information to service your accounts and respond to your requests. The non-public personal information we may collect falls into the following categories:
•  Information we receive from you or your financial intermediary on applications or other forms, whether we receive the form in writing or electronically. For example, this information may include your name, address, tax identification number, birth date, investment selection, beneficiary information, and your personal bank account information and/or email address if you have provided that information.
•  Information about your transactions and account history with us, or with other companies that are part of Franklin Templeton, including transactions you request on our website or in our app. This category also includes your communications to us concerning your investments.
•  Information we receive from third parties (for example, to update your address if you move, obtain or verify your email address or obtain additional information to verify your identity).
•  Information collected from you online, such as your IP address or device ID and data gathered from your browsing activity and location. (For example, we may use cookies to collect device and browser information so our website recognizes your online preferences and device information.) Our website contains more information about cookies and similar technologies and ways you may limit them.
•  Other general information that we may obtain about you such as demographic information.
Disclosure Policy
To better service your accounts and process transactions or services you requested, we may share non-public personal information with other Franklin Templeton companies. From time to time we may also send you information about products/services offered by other Franklin Templeton companies although we will not share your non-public personal information with these companies without first offering you the opportunity to prevent that sharing.
NOT PART OF THE ANNUAL REPORT

Franklin Templeton Funds Privacy and Security Notice
(cont’d)
We will only share non-public personal information with outside parties in the limited circumstances permitted by law. For example, this includes situations where we need to share information with companies who work on our behalf to service or maintain your account or process transactions you requested, when the disclosure is to companies assisting us with our own marketing efforts, when the disclosure is to a party representing you, or when required by law (for example, in response to legal process). Additionally, we will ensure that any outside companies working on our behalf, or with whom we have joint marketing agreements, are under contractual obligations to protect the confidentiality of your information, and to use it only to provide the services we asked them to perform.
Confidentiality and Security
Our employees are required to follow procedures with respect to maintaining the confidentiality of our investors’ non-public personal information. Additionally, we maintain physical, electronic and procedural safeguards to protect the information. This includes performing ongoing evaluations of our systems containing investor information and making changes when appropriate.
At all times, you may view our current privacy notice on our website at
https://www.franklintempleton.com/help/privacy-policy or contact us for a copy at (800) 632-2301.
*For purposes of this privacy notice Franklin Templeton shall refer to the following entities:
Fiduciary Trust International of the South (FTIOS), as custodian for individual retirement plans
Franklin Advisers, Inc.
Franklin Distributors, LLC, including as program manager of the Franklin Templeton 529 College Savings Plan and the NJBEST 529 College Savings Plan
Franklin Mutual Advisers, LLC
Franklin, Templeton and Mutual Series Funds
Franklin Templeton Institutional, LLC
Franklin Templeton Investments Corp., Canada
Franklin Templeton Investments Management, Limited UK
Legg Mason Funds
Templeton Asset Management, Limited
Templeton Global Advisors, Limited
Templeton Investment Counsel, LLC
If you are a customer of other Franklin Templeton affiliates and you receive notices from them, you will need to read those notices separately.
NOT PART OF THE ANNUAL REPORT

90138-AFSOI 11/25
© 2025 Franklin Templeton. All rights reserved.

ITEM 8.	CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

The information is disclosed as part of the Financial Statements included in Item 7 of this Form N-CSR.

ITEM 9.	PROXY DISCLOSURES FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

The information is disclosed as part of the Financial Statements included in Item 7 of this Form N-CSR.

ITEM 10.	REMUNERATION PAID TO DIRECTORS, OFFICERS, AND OTHERS OF OPEN-END MANAGEMENT INVESTMENT COMPANIES.

The information is disclosed as part of the Financial Statements included in Item 7 of this Form N-CSR.

ITEM 11.	STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT.

The information is disclosed as part of the Financial Statements included in Item 7 of this Form N-CSR, as applicable.

ITEM 12.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 13.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 14.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 15.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees that would require disclosure herein.

ITEM 16.	CONTROLS AND PROCEDURES.

(a)	The Registrant’s principal executive officer and principal financial officer have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the period covered by this report that have materially affected or are likely to materially affect the Registrant’s internal control over financial reporting.

ITEM 17.	DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 18.	RECOVERY OF ERRONEOUSLY AWARDED COMPENSATION.

(a)	Not applicable.

(b)	Not applicable.

ITEM 19.	EXHIBITS.

(a) (1) Code of Ethics attached hereto.

 Exhibit 99.CODE ETH

(a) (3) Certifications pursuant to section 302 of the Sarbanes-Oxley Act of 2002 attached hereto.

Exhibit 99.CERT

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 attached hereto.

Exhibit 99.906CERT

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this Report to be signed on its behalf by the undersigned, there unto duly authorized.

Legg Mason Partners Investment Trust

By:	/s/ Jane Trust
Jane Trust
Chief Executive Officer

Date:	November 25, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Jane Trust
Jane Trust
Chief Executive Officer

Date:	November 25, 2025

By:	/s/ Christopher Berarducci
Christopher Berarducci
Principal Financial Officer

Date:	November 25, 2025